Stock-based compensation - General (Details)	Jun. 30, 2017 shares
Inducement Plan
Stock-based compensation
Number of shares available for issuance	89,850
2015 Plan
Stock-based compensation
Number of shares available for issuance	428,814
Non-Employee Director Plan
Stock-based compensation
Number of shares available for issuance	792